Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
WILMINGTON MULTI-MANAGER REAL ASSET FUND (Prospectus Summary) | WILMINGTON MULTI-MANAGER REAL ASSET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WILMINGTON MULTI-MANAGER REAL ASSET FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to achieve long-term preservation of capital with current income.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 27 of the Fund's Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 199% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	199.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in A Shares of the Wilmington Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions invests at least 80% of its net assets in "real return" assets consisting of (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities.

The Fund considers a company to be a real estate company if at least 50%
of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

The Fund will invest in real estate companies, such as real estate investment trusts ("REITs") that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry. The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.

In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in investment companies, exchange traded funds ("ETFs"), structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements. The Fund's anticipated use structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements is expected to be frequent and may at times be substantial. The Fund may also invest in common stocks, preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets.

The investment adviser, Rodney Square Management Corporation ("RSMC"), determines the Fund's asset allocation among the "real return" assets. RSMC anticipates allocating approximately 20%-80% to inflation-protected debt securities, 0%-60% to real estate-related securities and 0%-40% to commodity/natural resource-related securities. The allocations and/or actual holdings will vary from time to time.

The Fund utilizes a multi-manager strategy in which RSMC allocates the
Fund's assets among a number of sub-advisers, or invests directly (up to 60% of the Fund's assets) in ETFs. Subject to the supervision of RSMC, each sub-adviser acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the
Fund's investment objective, strategies and restrictions. The Fund may invest up to 55% of its assets in foreign securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the
Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of
Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

         o        ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Fund.

         o        COMMODITY/NATURAL RESOURCE-RELATED SECURITIES RISK: The risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market
                  movements, commodity-related securities may be adversely
                  impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or
                  commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

         o        DEBT SECURITY RISK: Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

         o        EMERGING MARKETS RISK: The risk that markets of emerging
                  market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

          o       FOREIGN SECURITIES RISK: The risk that investing in foreign
                  (non-U.S.) securities may result in the Fund experiencing
                  more rapid and extreme changes in value than a fund that
                  invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political,
                  diplomatic, financial, and regulatory factors. Foreign
                  governments also may impose limits on investment and
                  repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

         o        FORWARD CURRENCY EXCHANGE CONTRACT RISK: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange
                  contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

         o        FUTURES CONTRACTS RISK: The risks associated with futures
                  include: the potential inability to terminate or sell a
                  position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

         o        INFLATION-INDEXED DEBT SECURITIES RISK: Inflation-indexed
                  debt securities are subject to the effects of changes in
                  market interest rates caused by factors other than inflation
                  (real interest rates). There can be no assurance that the
                  inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The performance of any securities that are indexed to non-U. S. rates of
                  inflation may be higher or lower than those indexed to U. S.
                  inflation rates.

         o        INVESTMENT COMPANY RISK: As a shareholder in an investment company, the Fund bears its pro-rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.

         o        LEVERAGE RISK: The risk associated with securities
                  transactions or practices that multiply small market movements into larger changes in value.

         o        LIQUIDITY RISK: The risk that certain securities may be
                  difficult or impossible to sell at the time and the price that the seller would like.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        MULTI-MANAGER RISK: The investment styles employed by
                  sub-advisers may not be complementary. The multi-manager
                  approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax
                  liability from the Fund's realization of capital gains.

         o        RISKS OF REAL ESTATE-RELATED SECURITIES: Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
                  The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. REITs involve additional risk factors including poor performance by a REIT's manager,
                  changes to the tax laws, and failure by the REIT to qualify for tax- free distribution of income or exemption under the
                  Investment Company Act of 1940 (the "1940 Act"). Since REITs
                  have expenses of their own, the Fund will bear a proportionate share of these expenses in addition to the expenses of the
                  Fund.

         o        STRUCTURED NOTE RISK: The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity,
                  commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

         o        SWAP AGREEMENT RISKS: The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement
                  counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk.
                  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

         o        VALUATION RISK: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND PERFORMANCE TABLE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        how the Fund's average annual returns for one year, five year and since inception periods compared to those of a broad
                  measure of market preformance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at
wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 336-9970
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	wilmingtonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Calendar Year-to-Date Total Return as of September 30, 2011: -3.57%

During the periods shown in the bar chart, the Fund's best quarter was up
14.70% (quarter ended December 31, 2004) and the Fund's worst quarter was down
-19.41% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
WILMINGTON MULTI-MANAGER REAL ASSET FUND (Prospectus Summary) | WILMINGTON MULTI-MANAGER REAL ASSET FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.41%)
WILMINGTON MULTI-MANAGER REAL ASSET FUND | Barclays Capital Government Inflation-Linked Bond Index (USD Hedged)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Government Inflation-Linked Bond Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
WILMINGTON MULTI-MANAGER REAL ASSET FUND | Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
WILMINGTON MULTI-MANAGER REAL ASSET FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Annual Return 2004	rr_AnnualReturn2004	28.49%
Annual Return 2005	rr_AnnualReturn2005	13.20%
Annual Return 2006	rr_AnnualReturn2006	15.29%
Annual Return 2007	rr_AnnualReturn2007	8.01%
Annual Return 2008	rr_AnnualReturn2008	(17.93%)
Annual Return 2009	rr_AnnualReturn2009	12.90%
Annual Return 2010	rr_AnnualReturn2010	11.22%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
WILMINGTON MULTI-MANAGER REAL ASSET FUND | INSTITUTIONAL SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
WILMINGTON MULTI-MANAGER REAL ASSET FUND | INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
WILMINGTON MULTI-MANAGER REAL ASSET FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	484
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	766
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,069
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,928
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Return Before Taxes	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003

[1]	The Blended Index is calculated by the investment adviser and represents the weighted return of 50% Barclays Capital U.S. TIPS Index, 30% NAREIT Equity Index and 20% Dow Jones -- UBS Commodity Index Total Return for the period from inception until January 1, 2009 and 40% Barclays Capital Government ILB, 30% S&P Developed Property Index(TM) and 30% Dow Jones -- UBS Commodity Index for the period since January 1, 2009.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	From inception of the Fund's A Shares on December 20, 2005, through December 31, 2010, the average annual total return was 4.20% for the A Shares, 4.74% for the Barclays Capital Government Inflation-Linked Bonds Index (USD Hedged), and 5.09% for the Blended Index.